Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Deferred Share Units (Details)	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Released through the issuance of common shares	(55,944)
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | $	$ 1.60	$ 1.72
Granted | $	1.27	1.57
Released through the issuance of common shares | $	1.43
Ending balance | $	1.50	1.60
Exercisable options | $	$ 1.48	$ 1.59
Beginning balance	425,354	75,000
Granted	201,342	350,354
Released through the issuance of common shares	(55,944)
Ending balance	570,752	425,354
Exercisable options	374,670	240,004